Property, Equipment and Software, Net - Schedule of Property, Equipment and Software, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Total	$ 11,037	$ 13,860
Less: Accumulated depreciation	(7,821)	(8,284)
Property, equipment and software, net	3,216	5,576
Computer and Electronic Equipment
Property Plant And Equipment [Line Items]
Total	5,295	6,243
Leasehold Improvements
Property Plant And Equipment [Line Items]
Total	3,768	3,830
Vehicle
Property Plant And Equipment [Line Items]
Total	463	1,384
Software
Property Plant And Equipment [Line Items]
Total	1,479	1,593
Office Furniture and Equipment
Property Plant And Equipment [Line Items]
Total	$ 31	$ 810